SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions				1 Months Ended			12 Months Ended
	Mar. 14, 2025 $ / shares shares	Mar. 04, 2025 $ / shares shares	Feb. 12, 2025 $ / shares	Feb. 28, 2025 USD ($) vessel $ / shares shares	Jan. 31, 2025 USD ($)	Feb. 29, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Subsequent Event [Line Items]
Options exercised (in shares) | shares							510,000	0	85,500
Average exercise price per share (in dollars per share) | $ / shares							$ 7.35	$ 0	$ 8.87
Intrinsic value of exercised options							$ 3.0		$ 0.1
Granted (in shares) | shares						440,000	440,000	440,000	435,000
Expected life of options (in years)						5 years	3 years 6 months	3 years 6 months	3 years 6 months
Vesting period (in years)						3 years
Granted, initial strike price (in dollars per share) | $ / shares						$ 12.02	$ 12.02	$ 10.34	$ 8.73
Asian Ace | Vessel [Member]
Subsequent Event [Line Items]
Investments in leaseback assets							$ 5.3
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares			$ 0.27
Granted (in shares) | shares	465,000
Expected life of options (in years)	5 years
Vesting period (in years)	3 years
Granted, initial strike price (in dollars per share) | $ / shares	$ 8.39
Subsequent Event | Officer
Subsequent Event [Line Items]
Options exercised (in shares) | shares				22,060
Average exercise price per share (in dollars per share) | $ / shares				$ 8.90
Intrinsic value of exercised options				$ 0.2
Subsequent Event | Seadrill
Subsequent Event [Line Items]
Litigation settlement, amount awarded to other party				$ 48.0
Subsequent Event | Golden Ocean
Subsequent Event [Line Items]
Purchase options exercised, vessels | vessel				8
Purchase options exercised, aggregate amount				$ 112.0
Net sales proceeds from sale of vessels, estimated				$ 50.0
Subsequent Event | Asian Ace
Subsequent Event [Line Items]
Net sales proceeds from sale of vessels					$ 9.5
Subsequent Event | Hemen | Related Party
Subsequent Event [Line Items]
Share purchase agreement, number of shares (in shares) | shares		81,363,730
Share price (in USD per shares) | $ / shares		$ 14.49
Subsequent Event | 7.75% Senior Unsecured Sustainability-Linked Bonds Due 2030
Subsequent Event [Line Items]
Aggregate debt amount					$ 150.0
Issue price, percentage (as a percent)					0.995
Interest rate (as a percent)					7.75%